Employee benefit expenses - Summary of Employee benefit expenses (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Salaries	$ 4,937,591	$ 5,114,790	$ 4,628,039
Director's remuneration	28,229	26,266	18,456
Labor and health insurance	396,796	422,106	406,111
Pension	189,489	194,173	201,567
Share-based payments		822	41,043
Other personnel expenses	458,122	317,616	311,617
Total Employee benefit expenses	$ 6,010,227	$ 6,075,773	$ 5,606,833